Notes Payable (Narrative) (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Bankers' acceptances	$ 2,299	¥ 15,000
Weifang Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	14,559	95,000
Deposits at SPD Bank	$ 1,149	¥ 7,500